Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of Plan
The following description of the BGC Group, Inc. Deferral Plan for Employees of BGC Group, Inc., Cantor Fitzgerald, L.P. and Their Affiliates (the “Plan”) provides general information concerning the Plan. Participants should refer to the Plan document and the Plan’s summary plan description for a more complete description of the Plan’s provisions.
General — The Plan is a defined contribution plan, which is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan is co-sponsored by Cantor Fitzgerald, L.P. (“CFLP”) and BGC Group, Inc. (“BGC Group”). CFLP and BGC Group, as well as their participating domestic affiliates, are collectively referred to as the “Company.”
The trustee for the Plan is AdvisorTrust, LLC (“AdvisorTrust”). AdvisorTrust uses Matrix Trust Company (“Matrix Trust”) to provide custody of assets, trading, income collection, contribution deposit processing and paying agent services. The trustee is legally responsible for maintaining the assets of the Plan, making distribution payments as directed by the Company and generally performing all other acts deemed necessary or proper to fulfill its responsibility as set forth in the trust agreement pertaining to the Plan. Professional Capital Services, LLC (“PCS”) is the Plan’s recordkeeper.
Committees — The BGC Group, Inc. Deferral Plan Committee (the “Committee”) is the administrator of the Plan and is comprised of nine members who are all employees of the Company.
The Committee has the authority, in its sole discretion, to interpret the Plan, to develop rules and regulations, to carry out the provisions of the Plan, to make factual determinations, and to resolve questions relating to eligibility for and the amount of benefits.
The Committee also has the authority to make and deal with any investment in any manner consistent with the Plan that it deems advisable. The Committee is assisted by independent, registered investment advisors. On January 26, 2021, the Committee appointed Brinker Capital, Inc. (“Brinker”) and AdvisorTrust as investment managers for the Plan. Brinker was delegated the authority to manage the overall investment process and supervision of the Plan’s investments, except for the BGC Group, Inc. Stock Portfolio. AdvisorTrust was delegated the authority to manage the BGC Group, Inc. Stock Portfolio. Brinker acts as an investment fiduciary and investment manager in accordance with ERISA Section 3(38). Representatives of Brinker, AdvisorTrust and PCS attend the quarterly Committee meetings.
Eligibility — All employees of the Company are eligible to participate in the Plan upon hire and upon reaching the age of 21, except for temporary or casual employees unless they have completed 1,000 hours within 12 months, individuals classified by the Company as independent contractors, leased employees, employees covered under a collective bargaining agreement and non-resident aliens who receive no earned income from U.S. sources. Eligibility begins the first day of the following month after these requirements are met.
Plan Termination — Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its sponsorship of the Plan and to terminate the Plan at any time subject to the provisions of ERISA, provided that no such termination, modification, alteration or amendment shall permit any of the funds established pursuant to the Plan to be used for any purpose other than the exclusive benefit of the participating employees. The right to modify, alter or amend includes the right to change the percentage of the Company’s contributions. In the event the Plan is terminated, employees will become 100% vested in their accounts.
Participant and Company Contributions — Each eligible employee will automatically be enrolled in the plan to make a 6% pre-tax contribution to the plan unless and until the eligible employee elects otherwise. Eligible employees may elect to contribute from 1% to 80% of their compensation to the Plan in the form of pre-tax contributions, Roth contributions, and/or after-tax contributions. The combined amount of a participant’s pre-tax and Roth contributions may not exceed a statutory limit ($23,500 for 2025 and $23,000 for 2024, subject to adjustment in future years for cost-of-living increases in accordance with the Internal Revenue Code (“IRC” or the “Code”)). The Plan permits rollover contributions, and permits participants age 50 and over to make catch-up contributions of up to $7,500 for both 2025 and 2024. In addition, there are other limitations set forth in the IRC, which the Plan must satisfy. Contributions exceeding the limit will be refunded to the participants. There were $10,170 of contributions in excess of IRC limitations related to the 2025 plan year, which were refunded to the participants in 2026. There were $19,728 of contributions in excess of IRC limitations related to the 2024 plan year, which were refunded to the participants in 2025. Excess contributions are recorded as a liability within the Statements of Net Assets Available for Benefits, and as a reduction of participant-directed contributions.
Effective January 1, 2021, the Company began matching contributions, in cash, (“Match Contributions Account”) to be allocated to eligible Plan participants (“Match Eligible Participant”) who participate in the Plan and are actively making contributions, including Roth contributions. Matching contributions by the Company are paid in the first quarter following the plan year and are included in the Employer contribution receivables on the Statement of Net Assets Available for Benefits.
The 2021 Plan year was the first Plan year that any eligible participant could be a Match Eligible Participant. A “Match Eligible Participant” is a participant who meets the following requirements: (a) the participant is an employee of the Company employed in a shared service or technology role, or an employee of Cantor Fitzgerald & Co. employed in a non-revenue generating support or executive support role; (b) the participant does not have compensation (without regard to the Code Section 401(a)(17)(B) limit) in excess of $500,000 during the Plan year; and (c) the participant is employed by the Company on December 31 of the Plan year, has not previously either provided to or received from an employer notice of termination of employment. In the first year, and every year thereafter, a participant is a Match Eligible Participant, he or she is eligible to receive a 20% fully vested matching contribution, and an additional 20% each year, up to 3% of the participants’ cash compensation up to $150,000, per year, receiving 100% by the fifth year. The matching contribution is based on the percentage of compensation contributed by each Match Eligible Participant. Each Match Eligible Participant’s matching contribution is invested the same way as the participant’s investment elections. If a participant does not elect an investment option, all contributions are invested in the Brinker ETF Strategy based on the participant’s age.
Investment Options — Participants direct the investment of their contributions into the various investment options offered by the Plan. As of December 31, 2025, investment options include various mutual funds, Exchange Traded Funds (“ETFs”), a demand deposit account, a common collective trust, and the BGC Group, Inc. Stock Portfolio (the “BGC Group Stock Portfolio”) (elections to invest in the BGC Group Stock Portfolio are available to BGC Group employees only, and are subject to BGC Group’ employee trading policies).
The BGC Group Stock Portfolio is primarily composed of the BGC Group, Inc. Class A common stock and money market fund. The cash component represents approximately 3% of the total fund and provides the fund liquidity for participant redemptions. Participants purchase units of participation in the BGC Group Stock Portfolio based on their contributions to such fund along with income that the fund may earn, less distributions made to the Plan’s participants. The BGC Group Stock Portfolio is considered a Level 1 investment within the fair value hierarchy. The Plan does not limit the amount a participant can invest in the BGC Group Stock Portfolio.
Each participant is entitled to exercise voting rights attributable to the shares allocated to their account and is notified by the Plan’s Trustee prior to the time that such rights may be exercised. The Trustee is not permitted to vote any allocated shares for which instructions have not been given by a participant. Participants have the same voting rights in the event of a tender offer.
On the first day of the month following their hire dates, eligible employees have the right to participate in the Plan. One month after the date of eligibility, employees who have neither submitted elections to participate, nor declined to participate in the Plan are auto-enrolled in the Plan by the Company at a rate of 6% of compensation. These deferrals are invested in the Brinker ETF Strategy based on the participant’s age.
Vesting — Substantially all participants are immediately and fully vested in their elective deferrals, qualified non-elective contributions, rollover contributions, matching contributions paid to Match Contributions Accounts and investment earnings (losses) thereon.
Forfeitures — Certain contributions are subject to forfeiture. For the participants who joined the Plan with legacy matching contributions, as described in “Vesting” above, if their employment terminated before the employer contribution fully vested, the unvested portion of his or her account is forfeited as soon as they request a distribution from the Plan. In addition, if a required minimum distribution payment is returned to the Plan and the Employer or Committee has made reasonable efforts to locate the participant, spouse or beneficiary, and the participant, spouse or beneficiary has not been located, after six months the benefits of the participant may be forfeited. Forfeitures are available to pay administrative expenses. As of both December 31, 2025 and 2024, forfeited accounts totaled $0.
Participant Accounts — Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contributions, any matching contributions and Plan earnings, and charged with withdrawals and allocable Plan losses and expenses (other than expenses paid by the Company). Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Distributions — Payment of benefits begins as soon as practicable following termination of employment. If a participant’s account balance is more than $7,000, no distribution will be made prior to normal retirement age (later of age 59 1/2 or completion of five years of service) without the participant’s written consent. Participants may elect to defer receipt until April 1 following the later of the calendar year in which the participant attains age 73 or the calendar year in which the participant terminates employment with the Company.
In-service withdrawals are available in certain limited circumstances, as defined by the Plan. Hardship withdrawals are allowed for participants incurring an immediate and heavy financial need, as defined by the Plan. Hardship withdrawals are strictly regulated by the Internal Revenue Service (“IRS”) and a participant must exhaust all available loan options and available distributions prior to requesting a hardship withdrawal.
Participant Contribution Receivables — The contribution receivables for participant contributions are the amounts deferred from payroll and not yet deposited with the trustee.
Notes Receivable From Participants — The minimum amount available to participants as a loan under the Plan is $500, and the maximum amount available will be the lesser of (i) $50,000 (reduced by a participant’s highest outstanding loan balance during the preceding 12 months), or (ii) 50% of the value of the vested portion of a participant’s account. Interest on the outstanding loans will be a commercially reasonable rate and the loans will have to be repaid within five years, except if the purpose of the loan is the purchase of a primary residence. All loans will become due and payable upon any separation from employment, other than a separation from employment on account of disability. Participant loans were $3,726,331 and $3,555,325 as of December 31, 2025 and 2024, respectively, and are included in Notes receivable from participants in the Statements of Net Assets Available for Benefits.